Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 14,785,875	$ 23,826,282
Ending balance	13,424,648	14,785,875
Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	37,765,090	30,127,240
Additions	566,523	1,394,553
Written off	(784,638)
Additions from acquisition (note 34(C))		14,511,897
Disposals		(3,296,292)
Exchange differences	(5,198)	(4,972,308)
Ending balance	37,541,777	37,765,090
Accumulated depreciation and impairment loss
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(22,979,215)	(6,300,958)
Charge for the year	1,914,561	1,556,091
Written off	784,638
Additions from acquisition (note 34(C))		685,508
Disposals		3,214,793
Impairment loss (note 7(a)(iv))		19,109,580
Exchange differences	7,991	(1,458,129)
Ending balance	(24,117,129)	(22,979,215)
Website and mobile apps
Disclosure of detailed information about intangible assets [line items]
Beginning balance	60,632	241,561
Ending balance	36,159	60,632
Website and mobile apps | Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,212,317	1,351,053
Additions	29,748	42,968
Written off	(170,897)
Additions from acquisition (note 34(C))		0
Disposals		(165,048)
Exchange differences	1,071	(16,656)
Ending balance	1,072,239	1,212,317
Website and mobile apps | Accumulated depreciation and impairment loss
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,151,685)	(1,109,492)
Charge for the year	53,961	126,238
Written off	170,897
Additions from acquisition (note 34(C))		0
Disposals		83,549
Impairment loss (note 7(a)(iv))		0
Exchange differences	1,331	(496)
Ending balance	(1,036,080)	(1,151,685)
Trademark and technology
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,945,558	21,421,342
Ending balance	11,612,164	12,945,558
Trademark and technology | Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	34,087,580	26,119,306
Additions	0	19,141
Written off	0
Additions from acquisition (note 34(C))		12,900,000
Disposals		0
Exchange differences	(602)	(4,950,867)
Ending balance	34,086,978	34,087,580
Trademark and technology | Accumulated depreciation and impairment loss
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(21,142,022)	(4,697,964)
Charge for the year	1,333,180	757,212
Written off	0
Additions from acquisition (note 34(C))		0
Disposals		0
Impairment loss (note 7(a)(iv))		17,147,067
Exchange differences	(388)	(1,460,221)
Ending balance	(22,474,814)	(21,142,022)
Product development cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	2,163,379
Ending balance	0	0
Product development cost | Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	2,656,881
Additions	0	484,966
Written off	0
Additions from acquisition (note 34(C))		0
Disposals		(3,131,244)
Exchange differences	0	(10,603)
Ending balance	0	0
Product development cost | Accumulated depreciation and impairment loss
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	(493,502)
Charge for the year	0	672,641
Written off	0
Additions from acquisition (note 34(C))		0
Disposals		3,131,244
Impairment loss (note 7(a)(iv))		1,962,513
Exchange differences	0	2,588
Ending balance	0	0
Computer software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	979,685	0
Ending balance	1,056,325	979,685
Computer software | Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,665,193	0
Additions	536,775	847,478
Written off	(613,741)
Additions from acquisition (note 34(C))		811,897
Disposals		0
Exchange differences	(5,667)	5,818
Ending balance	1,582,560	1,665,193
Computer software | Accumulated depreciation and impairment loss
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(685,508)	0
Charge for the year	447,420	0
Written off	613,741
Additions from acquisition (note 34(C))		685,508
Disposals		0
Impairment loss (note 7(a)(iv))		0
Exchange differences	7,048	0
Ending balance	(526,235)	(685,508)
Customer relationship
Disclosure of detailed information about intangible assets [line items]
Beginning balance	800,000	0
Ending balance	720,000	800,000
Customer relationship | Acquisition and manufacturing costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	800,000	0
Additions	0	0
Written off	0
Additions from acquisition (note 34(C))		800,000
Disposals		0
Exchange differences	0	0
Ending balance	800,000	800,000
Customer relationship | Accumulated depreciation and impairment loss
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Charge for the year	80,000	0
Written off	0
Additions from acquisition (note 34(C))		0
Disposals		0
Impairment loss (note 7(a)(iv))		0
Exchange differences	0	0
Ending balance	$ (80,000)	$ 0